UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2410

DREYFUS LIQUID ASSETS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/04

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS LIQUID ASSETS, INC. STATEMENT OF INVESTMENTS September 30, 2004 (Unaudited)
	Principal
Negotiable Bank Certificates of Deposit - 12.6%	Amount ($)	Value ($)

First Tennessee Bank N.A.
1.57% - 1.87%, 11/8/2004 - 12/22/2004	200,000,000	200,000,000
Washington Mutual Bank
1.64% - 1.88%, 11/10/2004 - 12/22/2004	210,000,000	209,999,994
Wilmington Trust Co.
1.66%, 11/12/2004	200,000,000	200,000,000
Total Negotiable Bank Certificates of Deposit
(cost $609,999,994)		609,999,994

Commercial Paper - 54.1%

Amstel Funding
1.65%, 11/15/2004	200,000,000 a	199,590,000
Amsterdam Funding Corp.
1.65%, 11/10/2004	150,000,000 a	149,726,667
Atlantis One Funding Corp.
1.58% - 1.65%, 10/15/2004 - 11/12/2004	229,462,000 a	229,256,064
BNP Paribas Finance Inc.
1.87%, 10/1/2004	100,000,000	100,000,000
Bank of America Corp.
1.59%, 11/9/2004	120,000,000	119,793,950
Bear Stearns Cos. Inc.
1.87%, 12/21/2004	100,000,000	99,581,500
Deutsche Financial LLC Inc.
1.90%, 10/1/2004	100,000,000	100,000,000
Dexia Delaware LLP
1.88%, 12/27/2004	200,000,000	199,096,167
FCAR Owner Trust Series One
1.65%, 11/15/2004	100,000,000	99,795,000
General Electric Capital Corp.
1.51% - 1.58%, 10/1/2004 - 11/2/2004	215,000,000	214,755,778
General Electric Capital Service
1.87%, 12/16/2004	150,000,000	149,411,000
Greyhawk Funding LLC
1.61%, 11/10/2004	162,000,000 a	161,712,000
HSBC USA Inc.
1.65%, 11/9/2004	100,000,000	99,822,333
ING US Funding LLC
1.59%, 11/9/2004	97,000,000	96,833,968
K2 USA LLC
1.66%, 11/15/2004	34,400,000 a	34,329,050
Lexington Parker Capital Co. LLC
1.58%, 10/8/2004	65,000,000 a	64,980,031
Long Lane Master Trust
1.66%, 11/12/2004	85,815,000 a	85,649,806
Mane Funding Corp.
1.66%, 11/16/2004 - 11/17/2004	106,076,000 a	105,849,786
Paradigm Funding LLC
1.65%, 11/12/2004	114,000,000 a	113,781,880
Sigma Finance Inc.
1.88%, 12/14/2004	100,000,000 a	99,615,611
UBS Finance (DE) LLC
1.88%, 10/1/2004	100,000,000	100,000,000
Total Commercial Paper
(cost $2,623,580,591)		2,623,580,591

Corporate Notes - 8.2%

CC USA Inc.
1.82%, 1/20/2005	170,000,000 a, b	169,994,844
Merrill Lynch & Co. Inc.
1.85%, 1/5/2005	225,000,000 b	225,000,000
Total Corporate Notes
(cost $394,994,844)		394,994,844

Promissory Notes - 1.5%

Goldman Sachs Group Inc.
1.36%, 10/1/2004		75,000,000
(cost $75,000,000)	75,000,000 c	75,000,000

U.S. Government Agencies - 11.1%

Federal National Mortgage Association, Discount Notes
1.78% - 1.87%, 12/22/2004-1/10/2005	390,000,000	389,064,908
Federal National Mortgage Association, Floating Rate Notes
1.35%, 2/14/2005	150,000,000 b	149,997,385
Total U.S. Government Agencies
(cost $539,062,293)		539,062,293

Time Deposits - 12.6%

Branch Banking & Trust Co. Inc. (Grand Cayman)
1.88%, 10/1/2004	212,400,000	212,400,000
Manufacturers & Traders Trust Co. (Grand Cayman)
1.88%, 10/1/2004	200,000,000	200,000,000
Regions Bank (Grand Cayman)
1.88%, 10/1/2004	200,000,000	200,000,000
Total Time Deposits
(cost $612,400,000)		612,400,000

Total Investments (cost $4,855,037,722)	100.1%	4,855,037,722
Liabilities, Less Cash and Receivables	(.1%)	(2,646,388)
Net Assets	100.0%	4,852,391,334

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $1,414,485,739 or 29.1% of net assets. These securities have been determined to be liquid by the Fund's Board.
b Variable interest rate - subject to periodic change.
c This note was acquired for investment, and not with the intent to distribute or sell. Security restricted as to public resale.
This security was acquired on 1/6/2004 at a cost of $75,000,000. At September 30,2004 the value of this security was $75,000,000 representing approximately 1.5% of net assets and is valued at amortized cost.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS LIQUID ASSETS, INC.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	November 17, 2004

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	November 17, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)